LOANS AND OTHER FINANCING - Composition of loan portfolio (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
LOANS AND OTHER FINANCING
Total	$ 88,010,011	$ 118,771,635
Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(6,751,939)	(7,593,590)
Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	8,514,717	12,142,239
Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	11,106,189	11,959,454
Overdrafts [member]
LOANS AND OTHER FINANCING
Total	5,598,311	8,165,893
Mortgages [member]
LOANS AND OTHER FINANCING
Total	7,917,020	8,594,378
Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	1,219,936	2,388,308
Personal loans [member]
LOANS AND OTHER FINANCING
Total	16,295,241	30,731,905
Credit card loans [member]
LOANS AND OTHER FINANCING
Total	12,953,381	14,196,839
Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	18,150,746	21,187,587
Other financings [member]
LOANS AND OTHER FINANCING
Total	7,912,677	9,570,708
Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	1,907,043	2,090,749
Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	3,186,689	5,337,165
Sub Total [member]
LOANS AND OTHER FINANCING
Total	94,761,950	126,365,225
Stage 1 [member]
LOANS AND OTHER FINANCING
Total	82,051,797	106,563,554
Stage 1 [member] | Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(1,605,160)	(2,212,268)
Stage 1 [member] | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	8,009,641	11,040,711
Stage 1 [member] | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	9,974,477	9,566,113
Stage 1 [member] | Overdrafts [member]
LOANS AND OTHER FINANCING
Total	4,339,933	6,888,246
Stage 1 [member] | Mortgages [member]
LOANS AND OTHER FINANCING
Total	6,030,357	8,362,500
Stage 1 [member] | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	799,642	1,945,195
Stage 1 [member] | Personal loans [member]
LOANS AND OTHER FINANCING
Total	14,047,805	24,712,374
Stage 1 [member] | Credit card loans [member]
LOANS AND OTHER FINANCING
Total	11,850,570	12,498,927
Stage 1 [member] | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	16,198,790	18,771,657
Stage 1 [member] | Other financings [member]
LOANS AND OTHER FINANCING
Total	7,742,824	8,008,012
Stage 1 [member] | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	1,844,597	2,039,401
Stage 1 [member] | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	2,818,321	4,942,686
Stage 1 [member] | Sub Total [member]
LOANS AND OTHER FINANCING
Total	83,656,957	108,775,822
Stage 2 [member]
LOANS AND OTHER FINANCING
Total	3,819,358	9,388,713
Stage 2 [member] | Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(838,710)	(1,762,950)
Stage 2 [member] | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	220,628	728,667
Stage 2 [member] | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	363,545	2,115,729
Stage 2 [member] | Overdrafts [member]
LOANS AND OTHER FINANCING
Total	88,118	1,096,622
Stage 2 [member] | Mortgages [member]
LOANS AND OTHER FINANCING
Total	1,139,227	216,941
Stage 2 [member] | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	260,651	163,435
Stage 2 [member] | Personal loans [member]
LOANS AND OTHER FINANCING
Total	1,115,171	3,388,932
Stage 2 [member] | Credit card loans [member]
LOANS AND OTHER FINANCING
Total	560,447	916,400
Stage 2 [member] | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	615,514	854,199
Stage 2 [member] | Other financings [member]
LOANS AND OTHER FINANCING
Total	93,942	1,386,762
Stage 2 [member] | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	16,506	18,592
Stage 2 [member] | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	184,319	265,384
Stage 2 [member] | Sub Total [member]
LOANS AND OTHER FINANCING
Total	4,658,068	11,151,663
Stage 3 [member]
LOANS AND OTHER FINANCING
Total	2,138,856	2,819,368
Stage 3 [member] | Loans and other financing [member]
LOANS AND OTHER FINANCING
Allowance for loan losses	(4,308,069)	(3,618,372)
Stage 3 [member] | Promissory Notes [member]
LOANS AND OTHER FINANCING
Total	284,448	372,861
Stage 3 [member] | Unsecured corporate loans [member]
LOANS AND OTHER FINANCING
Total	768,167	277,612
Stage 3 [member] | Overdrafts [member]
LOANS AND OTHER FINANCING
Total	1,170,260	181,025
Stage 3 [member] | Mortgages [member]
LOANS AND OTHER FINANCING
Total	747,436	14,937
Stage 3 [member] | Automobile and other secured loans [member]
LOANS AND OTHER FINANCING
Total	159,643	279,678
Stage 3 [member] | Personal loans [member]
LOANS AND OTHER FINANCING
Total	1,132,265	2,630,599
Stage 3 [member] | Credit card loans [member]
LOANS AND OTHER FINANCING
Total	542,364	781,512
Stage 3 [member] | Foreign Trade Loans [member]
LOANS AND OTHER FINANCING
Total	1,336,442	1,561,731
Stage 3 [member] | Other financings [member]
LOANS AND OTHER FINANCING
Total	75,911	175,934
Stage 3 [member] | Other receivables from financial transactions [member]
LOANS AND OTHER FINANCING
Total	45,940	32,756
Stage 3 [member] | Receivables from financial leases [member]
LOANS AND OTHER FINANCING
Total	184,049	129,095
Stage 3 [member] | Sub Total [member]
LOANS AND OTHER FINANCING
Total	$ 6,446,925	$ 6,437,740